13. Warrants (Details) - Warrant - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrant
Number of Warrants outstanding beginning balance	1,651,698	1,685,032
Warrants Granted	1,286,690	0
Warrants Exercised	1,171,690	33,334
Warrants Expired	0	0
Number of Warrants outstanding ending balance	1,766,698	1,651,698	1,685,032
Number of Warrants exercisable	1,766,698	1,651,898	1,685,032
Exercise Price Per Share
Exercise price per share, beginning balance	$ 3.49	$ 3.48
Exericse price per share, granted
Exercise price per share, ending balance	$ 4.03	$ 3.49	$ 3.48
Exercise price per share range		$3.30-6.00
Exercise price per share, exercisable		$ 3.49	$ 3.48
Weighted average remaining contractual life, warrants outstanding	3 years 11 months 8 days	3 years 9 months	4 years 9 months
Weighted average remaining contractual life, exercisable	3 years 11 months 8 days	3 years 9 months	4 years 9 months
Aggregate Intrinsic Value
Aggregate intrinsic value, outstanding	$ 925,097	$ 3,301,913
Aggregate intrinsic value, exercisable	$ 925,097	$ 3,301,913